Document and Entity Information	Nov. 01, 2019
Document And Entity Information [Line Items]
Entity Registrant Name	PROSPERITY BANCSHARES INC
Entity Address, Country	US
Amendment Flag	false
Entity Central Index Key	0001068851
Document Type	8-K/A
Document Period End Date	Nov. 01, 2019
Entity Incorporation, State or Country Code	TX
Entity File Number	001-35388
Entity Tax Identification Number	74-2331986
Entity Address, Address Line One	4295 San Felipe
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77027
City Area Code	281
Local Phone Number	269-7199
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
New York Stock Exchange | Common stock, par value $1.00 per share [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	Common stock, par value $1.00 per share
Trading Symbol	PB
Inc. | Common stock, par value $1.00 per share [Member]
Document And Entity Information [Line Items]
Security Exchange Name	CBOE
Title of 12(b) Security	Common stock, par value $1.00 per share
Trading Symbol	PB